Annual Fund Operating Expenses	Jul. 24, 2026
Tradr 2X Long SK Hynix Daily ETF | Tradr 2X Long SK Hynix Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	1.49%
Tradr 2X Short SK Hynix Daily ETF | Tradr 2X Short SK Hynix Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.49%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	1.49%

[1]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[2]	“Other Expenses” are estimated for the current fiscal year. The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.